SCHEDULE OF MOVEMENT DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	12 Months Ended
	May 31, 2026	May 31, 2025
Income Tax Disclosure [Abstract]
Balance at beginning of the year	$ 17,188	$ 3,988
(Charged) credited to Profit or Loss	(2,055)	13,304
Exchange adjustment	16	(104)
Balance at end of the year	15,149	17,188
Balance at beginning of the year	(127,152)	(70,590)
Credited (charged) to Profit or Loss	25,604	(57,151)
Exchange adjustment	(149)	589
Balance at end of the year	$ (101,697)	$ (127,152)